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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

InvestmentCompany Actfile number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – September 30, 2013

Item 1. Schedule of Investments

2013 QUARTERLY REPORT

LifePoints® Funds

Target Distribution Strategies

SEPTEMBER 30, 2013

FUND
2017 Retirement Distribution Fund — A Shares
2017 Retirement Distribution Fund — S Shares

Russell Investment
Company

Russell Investment Company is a
series investment company with
39 different investment portfolios
referred to as Funds. This
Quarterly Report reports on two of
these Funds.

Russell Investment Company

LifePoints® Funds
Target Distribution Strategies

Quarterly Report

September 30, 2013 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares*

Schedule of Investments — September 30, 2013 (Unaudited)

* Pursuant to a Plan of Liquidation and Dissolution approved by the Fund’s Board of Trustees, effective August 29, 2013, the Fund commenced the liquidation of its holdings and as a result, as of September 30, 2013, the Fund’s assets consisted solely of cash. For more information, please see note 4 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2017 Retirement Distribution Fund - A Shares 5

Russell Investment Company

2017 Retirement Distribution Fund — S Shares*

Schedule of Investments — September 30, 2013 (Unaudited)

* Pursuant to a Plan of Liquidation and Dissolution approved by the Fund’s Board of Trustees, effective August 29, 2013, the Fund commenced the liquidation of its holdings and as a result, as of September 30, 2013, the Fund’s assets consisted solely of cash. For more information, please see note 4 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 2017 Retirement Distribution Fund — S Shares

Russell Investment Company
LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — September 30, 2013 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on two of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated
Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is a “fund of funds” which seeks to achieve its objective primarily by investing in several other RIC Funds and the Russell U.S. Cash Management Fund (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The RIC
Underlying Funds may currently include the Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real
Estate Securities, Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap
Equity, Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond,
Russell Emerging Markets, Russell Global Equity and Russell International Developed Markets Funds. The Underlying Funds may
also include the Russell U.S. Cash Management Fund, an unregistered fund advised by Russell Investment Management Company
(“RIMCo”), RIC’s investment adviser. The Underlying Funds are designed to provide the foundation for a diversified portfolio.
Each major asset class (domestic equity, international equity, fixed income, alternative and cash) is represented by one or more
Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each
Underlying Fund.
Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets and liabilities.
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.
•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Funds Services Company, acting at the discretion of the Board, that are used in determining the fair value of instruments.

Notes to Quarterly Report 7

Russell Investment Company
LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

The levels associated with valuing the Funds’ investments for the period ended September 30, 2013 were Level 1 for all Funds.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated
in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3. Federal Income Taxes
Due to liquidation on October 18, 2013, there is no cost of investments and net unrealized appreciation (depreciation) for income tax purposes.

4. Subsequent Events
Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures excerpt the following:
On August 27, 2013, the Board, upon the recommendation of RIMCo, approved the liquidation of the Funds pursuant to a Plan of
Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Funds.
Pursuant to the Plan, the Funds were liquidated on October 18, 2013.

8 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — September 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at
www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange
Commission’s public reference room.
The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the RIC Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the RIC Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.
sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 9

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	November 19, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	November 19, 2013